Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2012
Basis Of Presentation and General Information and Significant Accounting Policies [Abstract]
Schedule Of Subsidiaries Ownership Interests [Table Text Block]

During the six months ended June 30, 2012, the Company owned and operated six Handysize dry bulk carriers, one Handymax dry bulk carrier. As of June 30, 2012, FreeSeas is the sole owner of all outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract Termination

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A

Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A

Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A

Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	N/A	N/A

Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	N/A	N/A

Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	N/A	N/A

Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	N/A	N/A

Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	N/A	N/A

Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A

Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	N/A	N/A

Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A

Adventure Fourteen S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12

Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
During the six months ended June 30, 2012 and 2011 the following charterers individually accounted for more than 10% of the Company’s voyage revenues:

Charterer	For the six months ended June 30, 2012	For the six months ended June 30, 2011
A	28%	31%
B	10%	12%
C	Less than 10%	Less than 10%
D	Less than 10%	Less than 10%